Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GreenHaven Continuous Commodity Index Fund
Entity Central Index Key	0001379606
Trading Symbol	gcc
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	S-3/A
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 1 TO FORM S-3
Document Period End Date	Dec 31, 2012

Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity in broker trading accounts:
U.S. Treasury Obligations (cost $469,979,439 and $9,999,989 as of 2012 and 2011, respectively)	$ 469,995,420	$ 9,999,990
Cash held by broker	22,210,626	619,079,494
Net unrealized depreciation on futures contracts	(12,514,458)	(45,001,789)
Total assets	479,691,588	584,077,695
Liabilities and shareholders' equity
Capital shares payable	4,327,722	1,497,826
Management fee payable to related party	354,469	438,205
Accrued brokerage fees and expenses payable	401,297	983,648
Total liabilities	5,083,488	2,919,679
General Units:
Paid in capital - 50 units issued	1,500	1,500
Accumulated deficit	(57)	(2)
Total General Units	1,443	1,498
Limited Units:
Paid in capital - 16,450,000 and 19,400,000 redeemable units issued and outstanding as of 2012 and 2011, respectively	470,214,957	549,362,581
Retained earnings	4,391,700	31,793,937
Total Limited Units	474,606,657	581,156,518
Total shareholders' equity	474,608,100	581,158,016
Total liabilities and shareholders' equity	479,691,588	584,077,695
Net asset value per share
General Units (in units)	28.86	29.96
Limited Units (in units)	28.85	29.96
Greenhaven Continuous Commodity Index Master Fund
Equity in broker trading accounts:
U.S. Treasury Obligations (cost $469,979,439 and $9,999,989 as of 2012 and 2011, respectively)	469,995,420	9,999,990
Cash held by broker	22,210,626	619,079,494
Net unrealized depreciation on futures contracts	(12,514,458)	(45,001,789)
Total assets	479,691,588	584,077,695
Liabilities and shareholders' equity
Capital shares payable	4,327,722	1,497,826
Management fee payable to related party	354,469	438,205
Accrued brokerage fees and expenses payable	401,297	983,648
Total liabilities	5,083,488	2,919,679
General Units:
Paid in capital - 50 units issued	1,500	1,500
Accumulated deficit	(57)	(2)
Total General Units	1,443	1,498
Limited Units:
Paid in capital - 16,450,000 and 19,400,000 redeemable units issued and outstanding as of 2012 and 2011, respectively	470,214,957	549,362,581
Retained earnings	4,391,700	31,793,937
Total Limited Units	474,606,657	581,156,518
Total shareholders' equity	474,608,100	581,158,016
Total liabilities and shareholders' equity	$ 479,691,588	$ 584,077,695
Net asset value per share
General Units (in units)	28.86	29.96
Limited Units (in units)	28.85	29.96

Consolidated Statements of Financial Condition (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost of U.S. Treasury Obligations	$ 469,979,439	$ 9,999,989
General Units:
Paid in capital units issued (in units)	50
Limited Units:
Paid in capital redeemable units issued	16,450,000	19,400,000
Paid in capital redeemable units outstanding	16,450,000	19,400,000
Greenhaven Continuous Commodity Index Master Fund
Cost of U.S. Treasury Obligations	$ 469,979,439	$ 9,999,989
General Units:
Paid in capital units issued (in units)	50
Limited Units:
Paid in capital redeemable units issued	16,450,000	19,400,000
Paid in capital redeemable units outstanding	16,450,000	19,400,000

Consolidated Schedule of Investments (USD $)	Dec. 31, 2012 U.S. Treasury Obligations	Dec. 31, 2011 U.S. Treasury Obligations U.S. Treasury Bill, due January 05, 2012	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.06% due January 03, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 10, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 24, 2013	Dec. 31, 2012 U.S. Treasury Obligations U.S. Treasury Bills, 0.11% due February 14, 2013	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 15, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 18, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper Contracts, settlement Date May 29 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 08, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date March 12, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date May 10, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date July 11, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 21, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 20, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 22, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 29, 2012 Contract		Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle Contracts, settlement Date April 30 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 13, 2012 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 13, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 18, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 06, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date March 08, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date May 10, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date July 11, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 28, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 28, 2013 Contract		Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 15, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 22, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 22, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 21, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date Februay 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 12, 2013 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.06% due January 03, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 10, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.05% due January 24, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund U.S. Treasury Obligations U.S. Treasury Bills, 0.11% due February 14, 2013	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 15, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 18, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper Contracts, settlement Date May 29 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 08, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date March 12, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date May 10, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A, settlement date July 11, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 16, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 21, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 20, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 22, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 29, 2012 Contract		Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle Contracts, settlement Date April 30 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date February 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 28, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 27, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 13, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 29, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2012 Contract	Dec. 31, 2011 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 13, 2012 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date March 13, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date May 15, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cocoa contracts, settlement date July 16, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date March 18, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date May 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Coffee contracts, settlement date July 19, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Copper contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Corn contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date March 06, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date May 08, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Cotton contracts, settlement date July 09, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date March 08, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date May 10, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts FCOJ-A contracts, settlement date July 11, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date February 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Gold contracts, settlement date June 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date January 31, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date February 28, 2013 Contract		Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date March 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Heating Oil contracts, settlement date May 31, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date February 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date April 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date June 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Lean Hogs contracts, settlement date July 15, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date January 22, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date February 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date March 20, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date April 22, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Light, Sweet Crude Oil contracts, settlement date May 21, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Live Cattle contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date January 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date Februay 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Natural Gas contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date April 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Platinum contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date March 26, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date May 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Silver contracts, settlement date July 29, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Soybean contracts, settlement date July 12, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date February 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date April 30, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Sugar contracts, settlement date June 28, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date March 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date May 14, 2013 Contract	Dec. 31, 2012 Greenhaven Continuous Commodity Index Master Fund Unrealized Appreciation/(Depreciation) on Futures Contracts Wheat contracts, settlement date July 12, 2013 Contract
Schedule of Investments [Line Items]
Fair Value	$ 469,995,420	$ 9,999,990	$ 180,000,000	$ 29,999,820	$ 189,997,910	$ 69,997,690	$ (12,514,458)	$ (45,001,789)	$ (3,205,990)	$ (3,093,380)	$ (1,932,240)	$ (896,456)	$ (919,744)	$ (352,538)	$ (592,150)	$ (608,013)	$ 51,438	$ (862,200)	$ (839,875)	$ 33,125	$ (726,570)	$ (851,265)	$ (721,380)	$ 257,978	$ 856,470	$ (32,880)	$ (527,380)	$ (1,233,460)	$ (1,434,620)	$ (109,389)	$ (101,056)	$ (111,661)	$ (493,088)	$ (488,053)	$ (384,030)	$ (325,560)	$ (275,680)	$ (210,990)	$ 727,240	$ 746,950	$ 746,560	$ 82,600	$ 113,320	$ 2,380		$ (131,730)	$ (122,410)	$ (2,315,920)	$ (2,204,450)	$ (2,067,940)	$ (1,188,850)	$ (1,169,040)	$ (2,468,450)	$ (2,566,290)	$ (2,055,925)	$ (2,222,650)	$ (1,944,665)	$ (1,016,225)	$ (954,425)	$ 264,900	$ (1,406,339)	$ (1,152,122)	$ (545,496)	$ (1,133,987)	$ (1,118,513)	$ 230,325	$ (948,620)	$ (932,590)	$ (485,050)	$ (1,303,556)	$ (1,324,350)	$ (671,381)	$ 554,000	$ 544,763	$ 529,500	$ (1,180,150)	$ (1,104,225)	$ (389,100)	$ 361,630	$ 99,440	$ 489,040	$ (301,343)	$ 133,620	$ (61,987)	$ 312,270	$ 236,130	$ (317,080)	$ (14,960)		$ (10,185)		$ (1,571)		$ 85,352	$ 90,959	$ 323,420	$ 24,060	$ (163,170)	$ (193,660)	$ (45,010)	$ (57,300)	$ (38,330)	$ 279,100	$ 274,100	$ 163,800	$ 106,530	$ 96,290	$ (298,990)	$ (251,910)	$ (189,680)	$ (316,420)	$ (298,280)	$ (267,470)	$ (329,455)	$ 58,585	$ 143,405	$ (680,860)	$ (772,287)	$ (461,563)	$ (61,712)	$ (456,109)	$ (317,901)	$ 278,678	$ (1,303,087)	$ (1,134,200)	$ (1,015,588)	$ 9,999,990	$ 469,995,420	$ 180,000,000	$ 29,999,820	$ 189,997,910	$ 69,997,690	$ (12,514,458)	$ (45,001,789)	$ (3,205,990)	$ (3,093,380)	$ (1,932,240)	$ (896,456)	$ (919,744)	$ (352,538)	$ (592,150)	$ (608,013)	$ 51,438	$ (862,200)	$ (839,875)	$ 33,125	$ (726,570)	$ (851,265)	$ (721,380)	$ 257,978	$ 856,470	$ (32,880)	$ (527,380)	$ (1,233,460)	$ (1,434,620)	$ (109,389)	$ (101,056)	$ (111,661)	$ (493,088)	$ (488,053)	$ (384,030)	$ (325,560)	$ (275,680)	$ (210,990)	$ 727,240	$ 746,950	$ 746,560	$ 82,600	$ 113,320	$ 2,380		$ (131,730)	$ (122,410)	$ (2,315,920)	$ (2,204,450)	$ (2,067,940)	$ (1,188,850)	$ (1,169,040)	$ (2,468,450)	$ (2,566,290)	$ (2,055,925)	$ (2,222,650)	$ (1,944,665)	$ (1,016,225)	$ (954,425)	$ 264,900	$ (1,406,339)	$ (1,152,122)	$ (545,496)	$ (1,133,987)	$ (1,118,513)	$ 230,325	$ (948,620)	$ (932,590)	$ (485,050)	$ (1,303,556)	$ (1,324,350)	$ (671,381)	$ 554,000	$ 544,763	$ 529,500	$ (1,180,150)	$ (1,104,225)	$ (389,100)	$ 361,630	$ 99,440	$ 489,040	$ (301,343)	$ 133,620	$ (61,987)	$ 312,270	$ 236,130	$ (317,080)	$ (14,960)	$ (10,185)		$ (1,571)	$ 85,352	$ 90,959	$ 323,420	$ 24,060	$ (163,170)	$ (193,660)	$ (45,010)	$ (57,300)	$ (38,330)	$ 279,100	$ 274,100	$ 163,800	$ 106,530	$ 96,290	$ (298,990)	$ (251,910)	$ (189,680)	$ (316,420)	$ (298,280)	$ (267,470)	$ (329,455)	$ 58,585	$ 143,405	$ (680,860)	$ (772,287)	$ (461,563)	$ (61,712)	$ (456,109)	$ (317,901)	$ 278,678	$ (1,303,087)	$ (1,134,200)	$ (1,015,588)
Unrealized Appreciation/-Depreciation) on number of Futures Contracts									535	536	536	133	132	132	133	132	132	349	349	348	249	248	248	561	486	306	72	72	73	57	56	56	56	56	236	236	235	236	69	69	69	69	68	229		230	230	224	224	220	220	219	243	243	82	81	81	186	187	187	444	444	444	343	340	340	414	415	414	168	170	169	102	102	101	267	266	266	246	244	245	838	435	285	56	55	55	44		44		44		44	44	189	189	188	188	60	61	60	60	60	175	174	175	163	163	163	163	163	181	180	62	61	61	133	132	133	424	424	423	237	237	235									535	536	536	133	132	132	133	132	132	349	349	348	249	248	248	561	486	306	72	72	73	57	56	56	56	56	236	236	235	236	69	69	69	69	68	229		230	230	224	224	220	220	219	243	243	82	81	81	186	187	187	444	444	444	343	340	340	414	415	414	168	170	169	102	102	101	267	266	266	246	244	245	838	435	285	56	55	55	44	44		44	44	44	189	189	188	188	60	61	60	60	60	175	174	175	163	163	163	163	163	181	180	62	61	61	133	132	133	424	424	423	237	237	235
Total U.S. Treasury Obligations (cost)	469,979,439	9,999,989																																																																																																																													9,999,989	469,979,439
Face Value	470,000,000	10,000,000	180,000,000	30,000,000	190,000,000	70,000,000																																																																																																																									10,000,000	470,000,000	180,000,000	30,000,000	190,000,000	70,000,000
Percentage of Net Assets	99.03%	1.72%	37.93%	6.32%	40.03%	14.75%	(2.64%)	(7.74%)	(0.55%)	(0.53%)	(0.33%)	(0.15%)	(0.16%)	(0.06%)	(0.10%)	(0.11%)	0.01%	(0.15%)	(0.15%)	0.01%	(0.13%)	(0.15%)	(0.12%)	0.04%	0.15%	(0.01%)	(0.09%)	(0.21%)	(0.25%)	(0.02%)	(0.02%)	(0.02%)	(0.09%)	(0.08%)	(0.07%)	(0.06%)	(0.05%)	(0.04%)	0.13%	0.13%	0.13%	0.01%	0.02%	0.00%	[1]	(0.02%)	(0.02%)	(0.40%)	(0.38%)	(0.36%)	(0.20%)	(0.20%)	(0.43%)	(0.44%)	(0.35%)	(0.38%)	(0.33%)	(0.17%)	(0.16%)	0.05%	(0.24%)	(0.20%)	(0.09%)	(0.20%)	(0.19%)	0.04%	(0.20%)	(0.20%)	(0.10%)	(0.28%)	(0.28%)	(0.14%)	0.12%	0.11%	0.11%	(0.25%)	(0.23%)	(0.08%)	0.08%	0.02%	0.10%	(0.06%)	0.03%	(0.01%)	0.07%	0.05%	(0.07%)	0.00%	[1]	0.00%	[1]	0.00%	[1]	0.02%	0.02%	0.07%	0.01%	(0.04%)	(0.04%)	(0.01%)	(0.01%)	(0.01%)	0.06%	0.06%	0.03%	0.02%	0.02%	(0.06%)	(0.05%)	(0.04%)	(0.07%)	(0.06%)	(0.06%)	(0.07%)	0.01%	0.03%	(0.14%)	(0.16%)	(0.10%)	(0.01%)	(0.10%)	(0.07%)	0.06%	(0.28%)	(0.24%)	(0.22%)	1.72%	99.03%	37.93%	6.32%	40.03%	14.75%	(2.64%)	(7.74%)	(0.55%)	(0.53%)	(0.33%)	(0.15%)	(0.16%)	(0.06%)	(0.10%)	(0.11%)	0.01%	(0.15%)	(0.15%)	0.01%	(0.13%)	(0.15%)	(0.12%)	0.04%	0.15%	(0.01%)	(0.09%)	(0.21%)	(0.25%)	(0.02%)	(0.02%)	(0.02%)	(0.09%)	(0.08%)	(0.07%)	(0.06%)	(0.05%)	(0.04%)	0.13%	0.13%	0.13%	0.01%	0.02%	0.00%	[1]	(0.02%)	(0.02%)	(0.40%)	(0.38%)	(0.36%)	(0.20%)	(0.20%)	(0.43%)	(0.44%)	(0.35%)	(0.38%)	(0.33%)	(0.17%)	(0.16%)	0.05%	(0.24%)	(0.20%)	(0.09%)	(0.20%)	(0.19%)	0.04%	(0.20%)	(0.20%)	(0.10%)	(0.28%)	(0.28%)	(0.14%)	0.12%	0.11%	0.11%	(0.25%)	(0.23%)	(0.08%)	0.08%	0.02%	0.10%	(0.06%)	0.03%	(0.01%)	0.07%	0.05%	(0.07%)	0.00%	0.00%	[1]	0.00%	0.02%	0.02%	0.07%	0.01%	0.04%	0.04%	0.01%	0.01%	0.01%	0.06%	0.06%	0.03%	0.02%	0.02%	(0.06%)	(0.05%)	(0.04%)	(0.07%)	(0.06%)	(0.06%)	(0.07%)	0.01%	0.03%	(0.14%)	(0.16%)	(0.10%)	(0.01%)	(0.10%)	(0.07%)	0.06%	(0.28%)	(0.24%)	(0.22%)
Notional Value							$ 473,904,029	$ 580,606,964	$ 11,283,150	$ 11,422,160	$ 11,513,280	$ 11,314,144	$ 11,367,675	$ 11,493,900	$ 11,424,700	$ 11,376,750	$ 11,401,500	$ 11,281,425	$ 11,425,387	$ 11,505,750	$ 11,429,100	$ 11,368,320	$ 11,322,440	$ 14,221,350	$ 12,261,780	$ 7,738,740	$ 11,280,960	$ 11,299,680	$ 11,472,680	$ 6,976,595	$ 6,834,677	$ 6,789,283	$ 6,734,482	$ 6,693,557	$ 7,957,920	$ 8,278,880	$ 8,977,000	$ 8,951,480	$ 6,819,270	$ 6,831,000	$ 6,845,490	$ 6,859,290	$ 6,764,640	$ 11,124,820		$ 11,541,400	$ 11,460,900	$ 6,695,360	$ 6,755,840	$ 6,773,800	$ 6,888,200	$ 6,968,580	$ 17,069,535	$ 17,124,210	$ 11,445,150	$ 11,323,800	$ 11,338,785	$ 11,232,075	$ 11,383,625	$ 11,472,450	$ 11,586,624	$ 11,412,576	$ 11,218,637	$ 11,194,662	$ 11,411,250	$ 11,666,250	$ 9,257,040	$ 9,320,900	$ 9,331,560	$ 9,059,400	$ 9,352,125	$ 9,477,731	$ 9,313,875	$ 9,338,100	$ 9,271,800	$ 9,321,637	$ 9,313,325	$ 9,273,425	$ 9,242,220	$ 9,254,920	$ 9,416,575	$ 14,750,895	$ 7,777,800	$ 5,185,575	$ 9,384,480	$ 9,229,000	$ 9,240,000	$ 5,602,766		$ 5,575,046		$ 5,535,869		$ 5,587,982	$ 5,558,045	$ 6,480,810	$ 6,707,610	$ 7,358,320	$ 7,322,600	$ 5,509,200	$ 5,628,470	$ 5,563,800	$ 5,589,600	$ 5,609,400	$ 9,261,000	$ 9,491,700	$ 9,152,500	$ 5,462,130	$ 5,484,950	$ 5,546,890	$ 5,628,390	$ 5,718,040	$ 13,958,720	$ 13,911,300	$ 9,370,370	$ 9,235,095	$ 9,249,125	$ 9,373,175	$ 9,235,050	$ 9,278,413	$ 9,264,909	$ 9,307,648	$ 9,352,022	$ 9,219,300	$ 9,334,838	$ 9,326,563							$ 473,904,029	$ 580,606,964	$ 11,283,150	$ 11,422,160	$ 11,513,280	$ 11,314,144	$ 11,367,675	$ 11,493,900	$ 11,424,700	$ 11,376,750	$ 11,401,500	$ 11,281,425	$ 11,425,387	$ 11,505,750	$ 11,429,100	$ 11,368,320	$ 11,322,440	$ 14,221,350	$ 12,261,780	$ 7,738,740	$ 11,280,960	$ 11,299,680	$ 11,472,680	$ 6,976,595	$ 6,834,677	$ 6,789,283	$ 6,734,482	$ 6,693,557	$ 7,957,920	$ 8,278,880	$ 8,977,000	$ 8,951,480	$ 6,819,270	$ 6,831,000	$ 6,845,490	$ 6,859,290	$ 6,764,640	$ 11,124,820		$ 11,541,400	$ 11,460,900	$ 6,695,360	$ 6,755,840	$ 6,773,800	$ 6,888,200	$ 6,968,580	$ 17,069,535	$ 17,124,210	$ 11,445,150	$ 11,323,800	$ 11,338,785	$ 11,232,075	$ 11,383,625	$ 11,472,450	$ 11,586,624	$ 11,412,576	$ 11,218,637	$ 11,194,662	$ 11,411,250	$ 11,666,250	$ 9,257,040	$ 9,320,900	$ 9,331,560	$ 9,059,400	$ 9,352,125	$ 9,477,731	$ 9,313,875	$ 9,338,100	$ 9,271,800	$ 9,321,637	$ 9,313,325	$ 9,273,425	$ 9,242,220	$ 9,254,920	$ 9,416,575	$ 14,750,895	$ 7,777,800	$ 5,185,575	$ 9,384,480	$ 9,229,000	$ 9,240,000	$ 5,602,766	$ 5,575,046		$ 5,535,869	$ 5,587,982	$ 5,558,045	$ 6,480,810	$ 6,707,610	$ 7,358,320	$ 7,322,600	$ 5,509,200	$ 5,628,470	$ 5,563,800	$ 5,589,600	$ 5,609,400	$ 9,261,000	$ 9,491,700	$ 9,152,500	$ 5,462,130	$ 5,484,950	$ 5,546,890	$ 5,628,390	$ 5,718,040	$ 13,958,720	$ 13,911,300	$ 9,370,370	$ 9,235,095	$ 9,249,125	$ 9,373,175	$ 9,235,050	$ 9,278,413	$ 9,264,909	$ 9,307,648	$ 9,352,022	$ 9,219,300	$ 9,334,838	$ 9,326,563
Investment Interest Rate		0.00%	0.06%	0.05%	0.05%	0.11%																																																																																																																									0.00%		0.06%	0.05%	0.05%	0.11%

[1]	Denotes greater than 0.000% yet less than 0.005%

Consolidated Statements of Income and Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Interest Income	$ 331,044	$ 335,677	$ 301,808
Expenses
Management fee to related party	4,637,997	5,895,201	2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Total expenses	5,015,192	7,195,673	3,236,483
Net Investment Loss	(4,684,148)	(6,859,996)	(2,934,675)
Realized Gain (Loss) on
Investments	1,429	451	(403)
Futures Contracts	(55,222,884)	36,755,383	43,285,484
Net Realized Gain (Loss)	(55,221,455)	36,755,834	43,285,081
Net Change in Unrealized Gain (Loss) on
Investments	15,980	(20,292)	18,076
Futures Contracts	32,487,331	(103,641,471)	46,259,451
Net Change in Unrealized Gain (Loss)	32,503,311	(103,661,763)	46,277,527
Net Realized and Unrealized Gain (Loss) on Investments and Future Contracts	(22,718,144)	(66,905,929)	89,562,608
Net Gain (Loss)	(27,402,292)	(73,765,925)	86,627,933
Greenhaven Continuous Commodity Index Master Fund
Income
Interest Income	331,044	335,677	301,808
Expenses
Management fee to related party	4,637,997	5,895,201	2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Total expenses	5,015,192	7,195,673	3,236,483
Net Investment Loss	(4,684,148)	(6,859,996)	(2,934,675)
Realized Gain (Loss) on
Investments	1,429	451	(403)
Futures Contracts	(55,222,884)	36,755,383	43,285,484
Net Realized Gain (Loss)	(55,221,455)	36,755,834	43,285,081
Net Change in Unrealized Gain (Loss) on
Investments	15,980	(20,292)	18,076
Futures Contracts	32,487,331	(103,641,471)	46,259,451
Net Change in Unrealized Gain (Loss)	32,503,311	(103,661,763)	46,277,527
Net Realized and Unrealized Gain (Loss) on Investments and Future Contracts	(22,718,144)	(66,905,929)	89,562,608
Net Gain (Loss)	$ (27,402,292)	$ (73,765,925)	$ 86,627,933

Consolidated Statements of Changes in Shareholders' Equity (USD $)	General Partners Capital Units General Units Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units General Units	General Partners Capital Units Accumulated Earnings Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units Accumulated Earnings	General Partners Capital Units Greenhaven Continuous Commodity Index Master Fund	General Partners Capital Units	Limited Partners Capital Units Accumulated Earnings Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units Accumulated Earnings	Limited Partners Capital Units Limited Units Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units Limited Units	Limited Partners Capital Units Greenhaven Continuous Commodity Index Master Fund	Limited Partners Capital Units	Greenhaven Continuous Commodity Index Master Fund	Total
Balance at Dec. 31, 2009	$ 1,500	$ 1,500	$ (189)	$ (189)	$ 1,311	$ 1,311	$ 18,932,116	$ 18,932,116	$ 210,500,911	$ 210,500,911	$ 229,433,027	$ 229,433,027	$ 229,434,338	$ 229,434,338
Balance (in units) at Dec. 31, 2009	50	50							8,750,000	8,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Creation of Limited Units									262,051,675	262,051,675	262,051,675	262,051,675	262,051,675	262,051,675
Creation of Limited Units (in units)									9,200,000	9,200,000
Redemption of Limited Units									(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)	(43,750,891)
Redemption of Limited Units (in units)									(1,700,000)	(1,700,000)
Net gain (loss):
Net investment loss			(15)	(15)	(15)	(15)	(2,934,660)	(2,934,660)			(2,934,660)	(2,934,660)	(2,934,675)	(2,934,675)
Net realized gain (loss) on Investments and Futures Contracts			165	165	165	165	43,284,916	43,284,916			43,284,916	43,284,916	43,285,081	43,285,081
Net change in unrealized gain (loss) on Investments and Futures Contracts			183	183	183	183	46,277,344	46,277,344			46,277,344	46,277,344	46,277,527	46,277,527
Net Gain (Loss)			333	333	333	333	86,627,600	86,627,600			86,627,600	86,627,600	86,627,933	86,627,933
Balance at Dec. 31, 2010	1,500	1,500	144	144	1,644	1,644	105,559,716	105,559,716	428,801,695	428,801,695	534,361,411	534,361,411	534,363,055	534,363,055
Balance (in units) at Dec. 31, 2010	50	50							16,250,000	16,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Collection of Subscription receivable
Collection of Subscription receivable (in units)
Creation of Limited Units									383,075,174	383,075,174	383,075,174	383,075,174	383,075,174	383,075,174
Creation of Limited Units (in units)									11,200,000	11,200,000
Redemption of Limited Units									(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)	(262,514,288)
Redemption of Limited Units (in units)									(8,050,000)	(8,050,000)
Net gain (loss):
Net investment loss			(17)	(17)	(17)	(17)	(6,859,979)	(6,859,979)			(6,859,979)	(6,859,979)	(6,859,996)	(6,859,996)
Net realized gain (loss) on Investments and Futures Contracts			88	88	88	88	36,755,746	36,755,746			36,755,746	36,755,746	36,755,834	36,755,834
Net change in unrealized gain (loss) on Investments and Futures Contracts			(217)	(217)	(217)	(217)	(103,661,546)	(103,661,546)			(103,661,546)	(103,661,546)	(103,661,763)	(103,661,763)
Net Gain (Loss)			(146)	(146)	(146)	(146)	(73,765,779)	(73,765,779)			(73,765,779)	(73,765,779)	(73,765,925)	(73,765,925)
Balance at Dec. 31, 2011	1,500	1,500	(2)	(2)	1,498	1,498	31,793,937	31,793,937	549,362,581	549,362,581	581,156,518	581,156,518	581,158,016	581,158,016
Balance (in units) at Dec. 31, 2011	50	50							19,400,000	19,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Creation of Limited Units									101,149,075	101,149,075	101,149,075	101,149,075	101,149,075	101,149,075
Creation of Limited Units (in units)									3,250,000	3,250,000
Redemption of Limited Units									(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)	(180,296,699)
Redemption of Limited Units (in units)									(6,200,000)	(6,200,000)
Net gain (loss):
Net investment loss			(13)	(13)	(13)	(13)	(4,684,135)	(4,684,135)			(4,684,135)	(4,684,135)	(4,684,148)	(4,684,148)
Net realized gain (loss) on Investments and Futures Contracts			(135)	(135)	(135)	(135)	(55,221,320)	(55,221,320)			(55,221,320)	(55,221,320)	(55,221,455)	(55,221,455)
Net change in unrealized gain (loss) on Investments and Futures Contracts			93	93	93	93	32,503,218	32,503,218			32,503,218	32,503,218	32,503,311	32,503,311
Net Gain (Loss)			(55)	(55)	(55)	(55)	(27,402,237)	(27,402,237)			(27,402,237)	(27,402,237)	(27,402,292)	(27,402,292)
Balance at Dec. 31, 2012	$ 1,500	$ 1,500	$ (57)	$ (57)	$ 1,443	$ 1,443	$ 4,391,700	$ 4,391,700	$ 470,214,957	$ 470,214,957	$ 474,606,657	$ 474,606,657	$ 474,608,100	$ 474,608,100
Balance (in units) at Dec. 31, 2012	50	50							16,450,000	16,450,000

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flow from operating activities:
Net gain (loss)	$ (27,402,292)	$ (73,765,925)	$ 86,627,933
Adjustments to reconcile net gain (loss) to net cash used for operating activities:
Purchase of investment securities	(2,089,638,671)	(1,594,743,929)	(1,159,625,357)
Proceeds from sales of investment securities	1,629,991,694	2,054,999,635	809,997,503
Net accretion of discount	(331,044)	(335,677)	(301,808)
Net realized loss (gain) on investment securities	(1,429)	(451)	403
Unrealized depreciation (appreciation) on investments	(32,503,311)	103,661,763	(46,277,527)
Increase in payable - capital shares	2,829,896	1,497,826
Increase (decrease) in accrued expenses	(666,087)	717,847	515,001
Net cash provided by (used for) operating activities	(517,721,244)	492,031,089	(309,063,852)
Cash flows from financing activities:
Proceeds from creation of Limited Units	101,149,075	383,075,174	262,051,675
Redemption of Limited Units	(180,296,699)	(262,514,288)	(43,750,891)
Net cash provided by (used for) financing activities	(79,147,624)	120,560,886	218,300,784
Net change in cash	(596,868,868)	612,591,975	(90,763,068)
Cash held by broker at beginning of year	619,079,494	6,487,519	97,250,587
Cash held by broker at end of year	22,210,626	619,079,494	6,487,519
Greenhaven Continuous Commodity Index Master Fund
Cash flow from operating activities:
Net gain (loss)	(27,402,292)	(73,765,925)	86,627,933
Adjustments to reconcile net gain (loss) to net cash used for operating activities:
Purchase of investment securities	(2,089,638,671)	(1,594,743,929)	(1,159,625,357)
Proceeds from sales of investment securities	1,629,991,694	2,054,999,635	809,997,503
Net accretion of discount	(331,044)	(335,677)	(301,808)
Net realized loss (gain) on investment securities	(1,429)	(451)	403
Unrealized depreciation (appreciation) on investments	(32,503,311)	103,661,763	(46,277,527)
Increase in payable - capital shares	2,829,896	1,497,826
Increase (decrease) in accrued expenses	(666,087)	717,847	515,001
Net cash provided by (used for) operating activities	(517,721,244)	492,031,089	(309,063,852)
Cash flows from financing activities:
Proceeds from creation of Limited Units	101,149,075	383,075,174	262,051,675
Redemption of Limited Units	(180,296,699)	(262,514,288)	(43,750,891)
Net cash provided by (used for) financing activities	(79,147,624)	120,560,886	218,300,784
Net change in cash	(596,868,868)	612,591,975	(90,763,068)
Cash held by broker at beginning of year	619,079,494	6,487,519	97,250,587
Cash held by broker at end of year	$ 22,210,626	$ 619,079,494	$ 6,487,519

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Organization
(1) Organization

The GreenHaven Continuous Commodity Index Fund (the “Fund”) was formed as a Delaware statutory trust on October 27, 2006, and GreenHaven Continuous Commodity Master Index Fund (the “Master Fund”, and together with the Fund, the “Funds”), was formed as a Delaware statutory trust on October 27, 2006. The Fund offers common units of beneficial interest (the “Shares”). Upon inception of the Fund, 50 General Units of the Fund were issued to GreenHaven Commodity Services, LLC (the “Managing Owner”) in exchange for a capital contribution of $1,500. The Managing Owner serves the Fund as commodity pool operator, commodity trading advisor, and managing owner.

Shares are purchased from the Fund only by Authorized Participants in one or more blocks of 50,000 Shares, called a Basket. The proceeds from the offering of Shares are invested in the Master Fund. The Master Fund actively trades exchange traded futures in the commodities comprising the Reuters Continuous Commodity Index (“the Index”), with a view to tracking the performance of the Index over time. The Master Fund’s portfolio also includes United States Treasury securities and other high credit quality short term fixed income securities for deposit with the Master Fund’s commodities brokers as margin. The Fund wholly owns the Master Fund.

The Fund commenced trading on the American Stock Exchange (the AMEX) on January 24, 2008. On November 24, 2008 the Fund de-listed from the AMEX and on November 25, 2008 the Fund listed on NYSE Arca. Prior to January 23, 2008, the only activity in the Fund was the subscription in 2006 by the Managing Owner for the General Units and the related payment for them in January 2008.

The Index is intended to reflect the performance of certain commodities. Through January 6, 2013 the commodities comprising the Index (the “Index Commodities”) were: corn, soybeans, wheat, live cattle, lean hogs, gold, silver, copper, cocoa, coffee, sugar, cotton, orange juice, platinum, crude oil, heating oil, and natural gas. The Index was revised on January 7, 2013 to include soybean oil and remove orange juice.

The Managing Owner and the Shareholders share in any profits and losses of the Fund attributable to the Fund in proportion to the percentage interest owned by each.

The Managing Owner, the Fund, and the Master Fund retain the services of third party service providers to operate the ongoing operations of the Fund and the Master Fund (See Note (2)).

Service Providers and Related Party Agreements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Service Providers and Related Party Agreements
(2) Service Providers and Related Party Agreements

(a) “The Trustee” – CSC Trust is the trustee for the Fund and Master Fund. CSC Trust is headquartered in Wilmington, DE.

(b) “The Managing Owner” – GreenHaven Commodity Services, LLC is the managing owner of the Fund and Master Fund and is responsible for the day to day operations of both entities. The Managing Owner charges the Fund a management fee for its services. GreenHaven Commodity Services, LLC is a Delaware limited liability company with operations in Atlanta, GA.

(c) “The Administrator” – The Bank of New York Mellon Corporation has been appointed by the Managing Owner as the administrator, custodian and transfer agent of the Fund and the Master Fund, and has entered into separate administrative, custodian, transfer agency and service agreements (collectively referred to as the “Administration Agreement”). Pursuant to the Administration Agreement, the Administrator performs or supervises the services necessary for the operation and administration of the Fund and the Master Fund (other than making investment decisions), including receiving Net Asset Value calculations, accounting and other fund administrative services. As the Fund’s transfer agent, the Administrator will process creations and redemptions of Shares. These transactions will be processed on Depository Trust Company’s (“DTC’s”) book entry system. The Administrator retains certain financial books and records, including: Basket creation and redemption books and records, fund accounting records, ledgers with respect to assets, liabilities, capital, income and expenses, the registrar, transfer journals and related details and trading and related documents received from futures commission merchants. The Bank of New York Mellon Corporation is based in New York, New York.

(d) “The Commodity Broker” – Morgan Stanley & Co. Incorporated (“MS&Co.”) is the Master Fund’s Commodity Broker. In its capacity as the Commodity Broker, it executes and clears each of the Master Fund’s futures transactions and performs certain administrative services for the Master Fund. MS&Co. is based in New York, New York.

(e) “The Distributor” – The Managing Owner, on behalf of the Fund and the Master Fund, has appointed ALPS Distributors, Inc., or the Distributor, to assist the Managing Owner and the Administrator with certain functions and duties relating to the creation and redemption of Baskets, including receiving and processing orders from Authorized Participants to create and redeem Baskets, coordinating the processing of such orders and related functions and duties. The Distributor retains all marketing materials and Basket creation and redemption books and records at c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203; Telephone number (303) 623-2577. Investors may contact the Distributor toll-free in the U.S. at (800) 320-2577. The Fund has entered into a Distribution Services Agreement with the Distributor.

The Distributor is affiliated with ALPS Mutual Fund Services, Inc., a Denver-based service provider of administration, fund accounting, transfer agency and shareholder services for mutual funds, closed-end funds and exchange-traded funds.

(f) “The Authorized Participant” — Authorized Participants may create or redeem shares of the Master Fund. Each Authorized Participant must (1) be a registered broker-dealer or other securities market participant such as a bank or other financial institution which is not required to register as a broker-dealer to engage in securities transactions, (2) be a participant in the Depository Trust Company, or DTC, and (3) have entered into a participant agreement with the Fund and the Managing Owner, or a Participant Agreement. The Participant Agreement sets forth the procedures for the creation and redemption of Baskets of Shares and for the delivery of cash required for such creations or redemptions. A list of the current Authorized Participants can be obtained from the Administrator. A similar agreement between the Fund and the Master Fund sets forth the procedures for the creation and redemption of Master Unit Baskets by the Fund.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(3) Summary of Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

(b) Cash Held by Broker

The Fund defines cash held by broker to be cash and highly liquid investments with remaining maturities of three months or less when acquired. MS&Co. allows the Fund to apply its Treasury Bill portfolio towards its initial margin requirement for the Fund’s futures positions, hence all cash held by broker is unrestricted cash. The cash and Treasury bill positions are held in segregated accounts at MS&Co and are not insured by the Federal Deposit Insurance Corporation.

(c) United States Treasury Obligations

The Master Fund records purchases and sales of United States Treasury Obligations on a trade date basis. These holdings are marked to market based on quoted market closing prices. The Master Fund holds United States Treasury Obligations for deposit with the Master Fund’s commodity broker as margin and for trading and holding against initial margin of the open futures contracts. Interest income is recognized on an accrual basis when earned. Premiums and discounts are amortized or accreted over the life of the United States Treasury Obligations.

(d) Income Taxes

The Fund and Master Fund are classified as a grantor trust and a partnership respectively, for U.S. federal income tax purposes. Accordingly, neither the Fund nor the Master Fund is subject to U.S. federal, state, or local income taxes. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying consolidated financial statements, as investors are individually liable for income taxes, if any, on their allocable share of the Fund’s share of the Master Fund’s income, gain, loss, deductions and other items.

The Fund accounts for uncertainty in income taxes pursuant to the applicable accounting standard, which provides measurement, presentation and disclosure guidance related to uncertain tax positions. The guidance addresses how tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this topic, the Fund must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Fund’s reassessment of its tax positions did not have a material impact on the Fund’s financial condition, results of operations or liquidity.

(e) Futures Contracts

The Master Fund purchases and holds commodity futures contracts for investment purposes. These contracts are recorded on a trade date basis and open contracts are valued daily at settlement prices provided by the relevant exchanges.   In the consolidated statement of financial condition, futures contracts are presented at their published settlement prices on the last business day of the period, in accord with the fair value accounting standard.  Since these contracts are actively traded in markets that are directly observable and which provide readily available price quotes, their market value is deemed to be their fair value under the fair value accounting standard.  (See Note 4 – Fair Value Measurements)

However, when market closing prices are not available, the Managing Owner may value an asset of the Master Fund pursuant to such other principles as the Managing Owner deems fair and equitable provided such principles are consistent with the fair value accounting standard. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the consolidated statement of income and expenses in the period in which the contract is closed or the changes occur, respectively.

(f) Basis of Presentation and Consolidation

Upon the initial offering of the limited shares of the Fund, 100% of the capital raised by the Fund was used to purchase common units of beneficial interest of the Master Fund. The financial statement balances of the Master Fund were consolidated with the Fund’s financial statement balances beginning with the first reporting period subsequent to the initial offering, and all significant inter-company balances and transactions were eliminated. Separate financial statements of the Master Fund are presented to comply with SEC reporting requirements as the Master Fund is a separate SEC registrant.

(g) Recently Issued Accounting Pronouncements

The Fund is required to follow recent disclosure guidance which includes common requirements for measurement of and disclosure about fair value. The new guidance requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: Quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. It also requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Previously issued guidance continues to require the same information regarding transfers in and out of Level 3. The disclosures required by this guidance are reflected in Note (4).

In December 2011, additional disclosure guidance was issued requiring financial statements prepared under principles generally accepted in the United States of America to be more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, disclosure of collateral received and posted in connection with master netting agreements or similar arrangements is required.  New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.   Management is evaluating the impact of this additional disclosure guidance on the financial statements and disclosures.

(h) Subsequent Events

For purposes of disclosure in the financial statements, the Fund has evaluated events occurring between the year ending December 31, 2012 and when the financial statements were issued.

400,000 Limited Shares created and  350,000 Limited Shares redeemed resulting in 16,500,000 Limited Shares outstanding.

In accordance  with the terms of the Distribution Services Agreement which would have renewed on January 7, 2013, the Managing Owner has informed the Distributor that instead of automatically renewing it intends to meet with the Distributor to review the terms of the agreement. The terms of the present agreement remains in effect until amended.

Other than these events, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
(4) Fair Value Measurements

The guidance for fair value measurements establishes the authoritative definition for fair value, sets out a framework for measuring fair value and outlines the required disclosures regarding fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assets of the Fund are either exchange-traded securities or government securities that are valued using dealer and broker quotations or other inputs that are observable or can be corroborated by observable market data. A summary of the Fund’s assets and liabilities at fair value as of December 31, 2012, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$469,995,420	$-	$469,995,420
Futures Contracts	(12,514,458)	-	-	(12,514,458)
Total	$(12,514,458)	$469,995,420	$-	$457,480,962

There were no transfers between Level 1 and Level 2 for the Fund during the year ended December 31, 2012. The Fund did not hold any Level 3 securities during the year ended December 31, 2012.

A summary of the Fund’s assets and liabilities at fair value as of December 31, 2011, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$9,999,990	$-	$9,999,990
Futures Contracts	(45,001,789)	-	-	(45,001,789)
Total	$(45,001,789)	$9,999,990	$-	$(35,001,799)

There were no transfers between Level 1 and Level 2 for the Fund during the year ended December 31, 2011. The Fund did not hold any Level 3 securities during the year ended December 31, 2011.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
(5) Derivative Instruments and Hedging Activities

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. As of December 31, 2012, the Funds were invested in futures contracts.

At December 31, 2012, the fair value of derivative instruments were as follows:

Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives
Futures Contracts	$(12,514,458)	$-	$(12,514,458)

The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2012:

Derivative Instruments	Net Realized Loss on Derivative Instruments	Net Change in Unrealized Gain on Derivative Instruments
Futures Contracts	$(55,222,884)	$32,487,331

At December 31, 2011, the fair value of derivative instruments were as follows:

Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives
Futures Contracts	$(45,001,789)	$-	$(45,001,789)

The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2011:

Derivative Instruments	Net Realized Gain on Derivative Instruments	Net Change in Unrealized Loss on Derivative Instruments
Futures Contracts	$36,755,383	$(103,641,471)

The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2010:

Derivative Instruments	Net Realized Gain on Derivative Instruments	Net Change in Unrealized Gain on Derivative Instruments
Futures Contracts	$43,285,484	$46,259,451

Financial Instrument Risk	12 Months Ended
Dec. 31, 2012
Investments, All Other Investments [Abstract]
Financial Instrument Risk
(6) Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. The financial instruments used by the Fund are commodity futures, whose values are based upon an underlying asset and generally represent future commitments that have a reasonable possibility to be settled in cash or through physical delivery. These instruments are traded on an exchange and are standardized contracts.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and the Managing Owner was unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of an exchange clearinghouse to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statement of assets and liabilities and not represented by the contract or notional amounts of the instruments.

The Fund and the Master Fund have not utilized, nor do they expect to utilize in the future, special purpose entities to facilitate off-balance sheet financing arrangements and have no loan guarantee arrangements or off-balance sheet arrangements of any kind other than agreements entered into in the normal course of business.

Share Creations And Redemptions	12 Months Ended
Dec. 31, 2012
Share Creations and Redemptions [Abstract]
Share Creations and Redemptions
(7) Share Creations and Redemptions

(a) Creation of shares

The Fund will issue Shares in baskets of 50,000 Shares (“Baskets”) only to Authorized Participants continuously as of noon, New York time, on the business day immediately following the date on which a valid order to create a Basket is accepted by the Fund. The Baskets will be valued as of the closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the date that a valid order to create a Basket is accepted by the Fund.

The total payment required to create each Basket is the value of the Fund’s Net Asset Value per Share for 50,000 Shares as of the closing time of NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the purchase order date. Baskets will be issued as of 12:00 p.m., New York time, on the Business Day immediately following the creation order date at Net Asset Value per Share as of the closing time of NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the purchase order date during the continuous offering period, but only if the required payment has been timely received.

Because orders to create Baskets must be placed by 10:00 a.m., New York time, but the total payment required to create a Basket during the continuous offering period will not be determined until 4:00 p.m., New York time, on the date the creation order is received, Authorized Participants will not know the total amount of the payment required to create a Basket at the time they submit an irrevocable purchase order for the Basket. The Fund’s Net Asset Value and the total amount of the payment required to create a Basket could rise or fall substantially between the time an irrevocable creation order is submitted and the time the amount of the creation price in respect thereof is determined.

On any business day, an Authorized Participant may place an order with the Distributor to create one or more Baskets. Creation orders must be placed by 10:00 a.m., New York time. The day on which the Distributor receives a valid creation order is the creation order date.

The Administrator may reject a creation order if:

(i)	it determines that the creation order is not in proper form;

(ii)	the Managing Owner believes that the creation order would have adverse tax consequences to the Fund or its Shareholders; or

(iii)	circumstances outside the control of the Managing Owner or the Distributor make it, for all practical purposes, not feasible to process creations of Baskets.

The Distributor and the Managing Owner will not be liable for the rejection of any creation order.

(b) Redemption of Shares

The procedures by which an Authorized Participant can redeem one or more Baskets mirror the procedures for the creation of Baskets. On any business day, an Authorized Participant may place an order with the Distributor to redeem one or more Baskets. Redemption orders must be placed by 10:00 a.m., New York time. The day on which the Distributor receives a valid redemption order is the redemption order date.

By placing a redemption order, an Authorized Participant agrees to deliver the Baskets to be redeemed through DTC’s book-entry system to the Fund not later than noon, New York time, on the business day immediately following the redemption order date. By placing a redemption order, and prior to receipt of the redemption distribution, an Authorized Participant’s DTC account will be charged the non-refundable transaction fee due for the redemption order.

The redemption distribution from the Fund consists of the cash redemption amount. The cash redemption amount is equal to the Net Asset Value of the number of Basket(s) requested in the Authorized Participant’s redemption order as of the closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the redemption order date. The Fund will distribute the cash redemption amount at noon, New York time, on the business day immediately following the redemption order date through DTC to the account of the Authorized Participant as recorded on DTC’s book entry system.

The redemption distribution due from the Fund is delivered to the Authorized Participant at noon, New York time, on the business day immediately following the redemption order date if, by such time on such business day immediately following the redemption order date, the Fund’s DTC account has been credited with the Baskets to be redeemed. If the Fund’s DTC account has not been credited with all of the Baskets to be redeemed by such time, the redemption distribution is delivered to the extent of whole Baskets received. Any remainder of the redemption distribution is delivered on the next business day to the extent of remaining whole Baskets received if the Administrator receives the fee applicable to the extension of the redemption distribution date which the Managing Owner may, from time to time, determine and the remaining Baskets to be redeemed are credited to the Fund’s DTC account by noon, New York time, on such next business day. Any further outstanding amount of the redemption order shall be canceled. The Administrator is also authorized to deliver the redemption distribution notwithstanding that the Baskets to be redeemed are not credited to the Fund’s DTC account by noon, New York time, on the business day immediately following the redemption order date if the Authorized Participant has collateralized its obligation to deliver the Baskets through DTC’s book entry system on such terms as the Administrator and the Managing Owner may from time to time agree upon.

The Distributor may, in its discretion, and will when directed by the Managing Owner, suspend the right of redemption or postpone the redemption settlement date, (1) for any period during which an emergency exists as a result of which the redemption distribution is not reasonably practicable, or (2) for such other period as the Managing Owner determines to be necessary for the protection of the Shareholders. In addition, the Distributor will reject a redemption order if the order is not in proper form as described in the Participant Agreement or if the fulfillment of the order, in the opinion of its counsel, might be unlawful. Any such postponement, suspension or rejection could adversely affect a redeeming Authorized Participant. For example, the resulting delay may adversely affect the value of the Authorized Participant’s redemption proceeds if the Net Asset Value of the Fund declines during the period of the delay. Under the Distribution Services Agreement, the Managing Owner and the Distributor may disclaim any liability for any loss or damage that may result from any such suspension or postponement.

Operating Expenses	12 Months Ended
Dec. 31, 2012
Operating Expenses Organizational and Offering Costs [Abstract]
Operating Expenses
(8) Operating Expenses

(a) Management Fee

The Fund pays the Managing Owner a management fee (the “Management Fee”) monthly in arrears, in an amount equal to 0.85% per annum of the Net Asset Value of the Fund. No separate management fee will be paid by the Master Fund. The Management Fee will be paid in consideration of the use of the license for the Thomson Reuters Continuous Commodity Index held by GreenHaven, LLC, a Georgia limited liability company formed in August 2005, and its subsidiary GreenHaven Commodity Services, LLC, as well as for commodity futures trading advisory services. The management fees incurred for the years ended December 31, 2012, 2011 and 2010 were $4,637,997, $5,895,201 and $2,523,863, respectively. The Management Fees were charged to the Fund and paid to the Managing Owner.

(b) Organization and Offering Expenses

Expenses incurred in connection with organizing the Fund and the Master Fund and the offering of the Shares were paid by GreenHaven, LLC. GreenHaven, LLC is the sole member of the Managing Owner. The Fund and the Master Fund do not have an obligation to reimburse GreenHaven, LLC or its affiliates for organization and offering expenses paid on their behalf.

(c) Brokerage Commissions and Fees

The Managing Owner currently does not expect brokerage commissions and fees as well as routine operational, administrative and other ordinary expenses for which the Funds are responsible, including, but not limited to, the fees and expenses of the Trustee, legal and accounting fees and expenses, tax preparation expenses, filing fees, and printing, mailing and duplication costs, to exceed 0.20% of the Net Asset Value of the Master Fund in any year, although the actual amount of such fees and expenses in any year may be greater. The Fund’s brokerage commissions and fees and routine operational, administrative and other ordinary expenses are accrued at a rate of 0.20% per annum in the aggregate. Of the amounts so accrued, the Master Fund first pays brokerage fees, and secondly from the remainder of the amounts so accrued, reimburses the Managing Owner for the Fund’s and Master Fund’s routine operational, administrative, and other ordinary expenses paid by the Managing Owner.

Brokerage commissions and fees are charged against the Master Fund’s Assets on a per transaction basis on the date of the transaction. The brokerage commissions and trading fees incurred for the years ended December 31, 2012, 2011 and 2010 were $377,195, $1,300,472 and $712,620, respectively. These fees were charged to the Fund and paid to the Commodity Broker. Brokerage commissions and trading fees are typically charged by the Commodity Broker to the Fund on a half-turn basis, i.e. half is charged when a contract is opened and half is charged when a position is closed.

(d) Unusual Fees and Expenses

The Master Fund will pay all the unusual fees and expenses, if any, of the Fund and the Master Fund. Such unusual fees and expenses, by their nature, are unpredictable in terms of timing and amount. There have been no unusual fees and expenses since the Fund commenced investment operations on January 23, 2008.

(e) Routine Operational, Administrative and Other Ordinary Expenses

During the continuous offering period the Managing Owner paid all of the routine operational, administrative and other ordinary expenses of the Index Fund and the Master Fund, including, but not limited to, accounting and computer services, the fees and expenses of the Trustee, legal fees and expenses, tax preparation expenses, filing fees, fees in connection with fund administration, and printing, mailing and duplication costs. The Managing Owner may be reimbursed for routine operational, administrative and other ordinary expenses. See Note 8 (c) for details of the Fund’s brokerage commissions and fees and routine operational, administrative and other ordinary expenses accrual policy.

Termination	12 Months Ended
Dec. 31, 2012
Termination [Abstract]
Termination
(9) Termination

The term of the Fund is perpetual, unless terminated in certain circumstances as set forth below.

The Fund will dissolve at any time upon the happening of any of the following events:

(i)
The filing of a certificate of dissolution or revocation of the Managing Owner’s charter (and the expiration of ninety (90) days after the date of notice to the Managing Owner of revocation without a reinstatement of its charter) or upon the withdrawal, removal, adjudication or admission of bankruptcy or insolvency of the Managing Owner, or an event of withdrawal unless (i) at the time there is at least one remaining Managing Owner and that remaining Managing Owner carries on the business of the Fund or (ii) within ninety (90) days of such event of withdrawal all the remaining Shareholders agree in writing to continue the business of the Fund and to select, effective as of the date of such event, one or more successor Managing Owners. If the Fund is terminated as the result of an event of withdrawal and a failure of all remaining Shareholders to continue the business of the Fund and to appoint a successor Managing Owner as provided above within one hundred and twenty (120) days of such event of withdrawal, Shareholders holding Shares representing at least seventy-five percent (75%) of the Net Asset Value (not including Shares held by the Managing Owner and its affiliates) may elect to continue the business of the Fund by forming a new statutory trust, or reconstituted trust, on the same terms and provisions as set forth in the Trust Declaration. Any such election must also provide for the election of a Managing Owner to the reconstituted trust. If such an election is made, all Shareholders of the Fund shall be bound thereby and continue as Shareholders of the reconstituted trust.

(ii) The occurrence of any event which would make unlawful the continued existence of the Fund.

(iii)  In the event of the suspension, revocation or termination of the Managing Owner’s registration as a commodity pool operator, or membership as a commodity pool operator with the NFA (if, in either case, such registration is required at such time unless at the time there is at least one remaining Managing Owner whose registration or membership has not been suspended, revoked or terminated).

(iv) The Fund becomes insolvent or bankrupt.

(v) The Shareholders holding Shares representing at least seventy-five percent (75%) of the Net Asset Value (which excludes the Shares of the Managing Owner) vote to dissolve the Fund, notice of which is sent to the Managing Owner not less than ninety (90) Business Days prior to the effective date of termination.

(vi)     The determination of the Managing Owner that the aggregate net assets of the Fund in relation to the operating expenses of the Fund make it unreasonable or imprudent to continue the business of the Fund.

(vii) The Fund becoming required to be registered as an investment company under the Investment Company Act of 1940.

(viii) DTC is unable or unwilling to continue to perform its functions, and a comparable replacement is unavailable.

Profit and Loss Allocations and Distributions	12 Months Ended
Dec. 31, 2012
Profit and Loss Allocations and Distributions [Abstract]
Profit and Loss Allocations and Distributions
(10) Profit and Loss Allocations and Distributions

The Managing Owner and the Shareholders share in any profits and losses of the Fund attributable to the Fund in proportion to the percentage interest owned by each. Distributions may be made at the sole discretion of the Managing Owner on a pro rata basis in accordance with the respective capital balances of the shareholders.

Net Asset Value and Financial Highlights	12 Months Ended
Dec. 31, 2012
Net Asset Value and Financial Highlights [Abstract]
Net Asset Value and Financial Highlights
(11) Net Asset Value and Financial Highlights

The Fund is presenting the following Net Asset Value and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2012, 2011 and 2010. The net investment loss and total expense ratios have been annualized. The total return is based on the change in Net Asset Value of the Shares during the period. An individual investor’s return and ratios may vary based on the timing of capital transactions.

	Year		Year		Year
	Ended		Ended		Ended
	December 31, 2012		December 31, 2011		December 31, 2010

Net Asset Value
Net Asset Value per Limited Share, beginning of year	$29.96		$32.88		$26.22

Net realized and change in unrealized gain (loss) from investments	(0.85)		(2.59)		6.93
Net investment loss	(0.26)		(0.33)		(0.27)
Net increase (decrease) in net assets from operations	(1.11)		(2.92)		6.66
Net Asset Value per Limited Share, end of year	$28.85		$29.96		$32.88

Market value per Limited Share, beginning of year	$29.96		$32.95		$26.32
Market value per Limited Share, end of year	$28.83		$29.96		$32.95

Ratio to average net assets (i)
Net investment loss	(0.86	) %	(0.99	) %	(0.98	) %
Total expenses	0.92%		1.04%		1.09%

Total Return, at Net Asset Value (ii)	(3.70	) %	(8.88	) %	25.40%
Total Return, at market value (ii)	(3.77	) %	(9.07	) %	25.19%

(i) Percentages are annualized.
(ii) Percentages are not annualized.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates
(a) Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Cash Held by Broker
(b) Cash Held by Broker

The Fund defines cash held by broker to be cash and highly liquid investments with remaining maturities of three months or less when acquired. MS&Co. allows the Fund to apply its Treasury Bill portfolio towards its initial margin requirement for the Fund’s futures positions, hence all cash held by broker is unrestricted cash. The cash and Treasury bill positions are held in segregated accounts at MS&Co and are not insured by the Federal Deposit Insurance Corporation.

United States Treasury Obligations
(c) United States Treasury Obligations

The Master Fund records purchases and sales of United States Treasury Obligations on a trade date basis. These holdings are marked to market based on quoted market closing prices. The Master Fund holds United States Treasury Obligations for deposit with the Master Fund’s commodity broker as margin and for trading and holding against initial margin of the open futures contracts. Interest income is recognized on an accrual basis when earned. Premiums and discounts are amortized or accreted over the life of the United States Treasury Obligations.

Income Taxes
(d) Income Taxes

The Fund and Master Fund are classified as a grantor trust and a partnership respectively, for U.S. federal income tax purposes. Accordingly, neither the Fund nor the Master Fund is subject to U.S. federal, state, or local income taxes. Accordingly, no provision for federal, state, and local income taxes has been made in the accompanying consolidated financial statements, as investors are individually liable for income taxes, if any, on their allocable share of the Fund’s share of the Master Fund’s income, gain, loss, deductions and other items.

The Fund accounts for uncertainty in income taxes pursuant to the applicable accounting standard, which provides measurement, presentation and disclosure guidance related to uncertain tax positions. The guidance addresses how tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this topic, the Fund must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Fund’s reassessment of its tax positions did not have a material impact on the Fund’s financial condition, results of operations or liquidity.

Futures Contracts
(e) Futures Contracts

The Master Fund purchases and holds commodity futures contracts for investment purposes. These contracts are recorded on a trade date basis and open contracts are valued daily at settlement prices provided by the relevant exchanges.   In the consolidated statement of financial condition, futures contracts are presented at their published settlement prices on the last business day of the period, in accord with the fair value accounting standard.  Since these contracts are actively traded in markets that are directly observable and which provide readily available price quotes, their market value is deemed to be their fair value under the fair value accounting standard.  (See Note 4 – Fair Value Measurements)

However, when market closing prices are not available, the Managing Owner may value an asset of the Master Fund pursuant to such other principles as the Managing Owner deems fair and equitable provided such principles are consistent with the fair value accounting standard. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the consolidated statement of income and expenses in the period in which the contract is closed or the changes occur, respectively.

Basis of Presentation and Consolidation
(f) Basis of Presentation and Consolidation

Upon the initial offering of the limited shares of the Fund, 100% of the capital raised by the Fund was used to purchase common units of beneficial interest of the Master Fund. The financial statement balances of the Master Fund were consolidated with the Fund’s financial statement balances beginning with the first reporting period subsequent to the initial offering, and all significant inter-company balances and transactions were eliminated. Separate financial statements of the Master Fund are presented to comply with SEC reporting requirements as the Master Fund is a separate SEC registrant.

Recently Issued Accounting Pronouncements
(g) Recently Issued Accounting Pronouncements

The Fund is required to follow recent disclosure guidance which includes common requirements for measurement of and disclosure about fair value. The new guidance requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: Quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. It also requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. Previously issued guidance continues to require the same information regarding transfers in and out of Level 3. The disclosures required by this guidance are reflected in Note (4).

In December 2011, additional disclosure guidance was issued requiring financial statements prepared under principles generally accepted in the United States of America to be more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, disclosure of collateral received and posted in connection with master netting agreements or similar arrangements is required.  New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.   Management is evaluating the impact of this additional disclosure guidance on the financial statements and disclosures.

Subsequent Events
(h) Subsequent Events

For purposes of disclosure in the financial statements, the Fund has evaluated events occurring between the year ending December 31, 2012 and when the financial statements were issued.

400,000 Limited Shares created and  350,000 Limited Shares redeemed resulting in 16,500,000 Limited Shares outstanding.

In accordance  with the terms of the Distribution Services Agreement which would have renewed on January 7, 2013, the Managing Owner has informed the Distributor that instead of automatically renewing it intends to meet with the Distributor to review the terms of the agreement. The terms of the present agreement remains in effect until amended.

Other than these events, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value of derivative instruments held
A summary of the Fund’s assets and liabilities at fair value as of December 31, 2012, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$469,995,420	$-	$469,995,420
Futures Contracts	(12,514,458)	-	-	(12,514,458)
Total	$(12,514,458)	$469,995,420	$-	$457,480,962

A summary of the Fund’s assets and liabilities at fair value as of December 31, 2011, classified according to the levels used to value them, are as follows:

Assets	Quoted Prices in Active Market (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Totals
U.S. Treasuries	$-	$9,999,990	$-	$9,999,990
Futures Contracts	(45,001,789)	-	-	(45,001,789)
Total	$(45,001,789)	$9,999,990	$-	$(35,001,799)

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivative instruments held
At December 31, 2012, the fair value of derivative instruments were as follows:

Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives
Futures Contracts	$(12,514,458)	$-	$(12,514,458)

At December 31, 2011, the fair value of derivative instruments were as follows:

Derivative Instruments	Asset Derivatives	Liability Derivatives	Net Derivatives
Futures Contracts	$(45,001,789)	$-	$(45,001,789)

Realized and unrealized gains and losses of the derivative instruments
The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2012:

Derivative Instruments	Net Realized Loss on Derivative Instruments	Net Change in Unrealized Gain on Derivative Instruments
Futures Contracts	$(55,222,884)	$32,487,331

The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2011:

Derivative Instruments	Net Realized Gain on Derivative Instruments	Net Change in Unrealized Loss on Derivative Instruments
Futures Contracts	$36,755,383	$(103,641,471)

The following is a summary of the realized and unrealized gains and losses of the derivative instruments utilized by the Fund, categorized by risk exposure, for the year ended December 31, 2010:

Derivative Instruments	Net Realized Gain on Derivative Instruments	Net Change in Unrealized Gain on Derivative Instruments
Futures Contracts	$43,285,484	$46,259,451

Net Asset Value and Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Net Asset Value and Financial Highlights [Abstract]
Net asset value and financial highlights
	Year		Year		Year
	Ended		Ended		Ended
	December 31, 2012		December 31, 2011		December 31, 2010

Net Asset Value
Net Asset Value per Limited Share, beginning of year	$29.96		$32.88		$26.22

Net realized and change in unrealized gain (loss) from investments	(0.85)		(2.59)		6.93
Net investment loss	(0.26)		(0.33)		(0.27)
Net increase (decrease) in net assets from operations	(1.11)		(2.92)		6.66
Net Asset Value per Limited Share, end of year	$28.85		$29.96		$32.88

Market value per Limited Share, beginning of year	$29.96		$32.95		$26.32
Market value per Limited Share, end of year	$28.83		$29.96		$32.95

Ratio to average net assets (i)
Net investment loss	(0.86	) %	(0.99	) %	(0.98	) %
Total expenses	0.92%		1.04%		1.09%

Total Return, at Net Asset Value (ii)	(3.70	) %	(8.88	) %	25.40%
Total Return, at market value (ii)	(3.77	) %	(9.07	) %	25.19%

(i) Percentages are annualized.
(ii) Percentages are not annualized.

Organization (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 27, 2006
Organization [Line Items]
General Units of the Fund (in units)	28.86	29.96
Number of shares purchased from fund by authorized participants in specified quantity	50,000
Greenhaven Continuous Commodity Index Master Fund
Organization [Line Items]
General Units of the Fund (in units)	28.86	29.96	50
Capital contribution in exchange for General Units issued			$ 1,500
Number of shares purchased from fund by authorized participants in specified quantity	50,000

Summary of Significant Accounting Policies (Detail Textuals) (Issuance of Equity)	Dec. 31, 2012
Issuance of Equity
Subsequent Event [Line Items]
Limited shares created (in shares)	400,000
Limited shares redeemed (in shares)	350,000
Limited shares outstanding (in shares)	16,500,000

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	$ 457,480,962	$ (35,001,799)
U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	469,995,420	9,999,990
Futures Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	(12,514,458)	(45,001,789)
Quoted Prices in Active Market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	(12,514,458)	(45,001,789)
Quoted Prices in Active Market (Level 1) | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets
Quoted Prices in Active Market (Level 1) | Futures Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	(12,514,458)	(45,001,789)
Other Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	469,995,420	9,999,990
Other Significant Observable Inputs (Level 2) | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets	469,995,420	9,999,990
Other Significant Observable Inputs (Level 2) | Futures Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets
Significant Unobservable Inputs (Level 3) | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets
Significant Unobservable Inputs (Level 3) | Futures Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Assets

Derivative Instruments and Hedging Activities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative Assets	$ 457,480,962	$ (35,001,799)
Realized Gain/ (loss) on Derivative Instruments	(55,222,884)	36,755,383	43,285,484
Net Change in Unrealized Gain/ (Loss) on Derivative Instruments	32,503,311	(103,661,763)	46,277,527
Futures Contracts
Derivative [Line Items]
Derivative Assets	(12,514,458)	(45,001,789)
Liability Derivatives
Net Derivatives	(12,514,458)	(45,001,789)
Realized Gain/ (loss) on Derivative Instruments	(55,222,884)	36,755,383	43,285,484
Net Change in Unrealized Gain/ (Loss) on Derivative Instruments	$ 32,487,331	$ (103,641,471)	$ 46,259,451

Share Creations and Redemptions (Detail Textual)	12 Months Ended
Dec. 31, 2012
Share Creations and Redemptions [Abstract]
Number of shares purchased from fund by authorized participants in specified quantity	50,000
Description Of Calculations Methodology Use In Nav At Time Of Purchase	The calculation of NAV is based on closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the date that a valid order to create a Basket is accepted by the Fund.
Description Of Calculations Methodology Use In Nav At Time Of Redemption	The cash redemption amount is equal to the net asset value of the number of Basket(s) requested in the Authorized Participant's redemption order as of the closing time of the NYSE Arca or the last to close of the exchanges on which the Index Commodities are traded, whichever is later, on the redemption order date.

Operating Expenses (Detail Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Expenses and Offering Costs [Line Items]
Management fee to related party	$ 4,637,997	$ 5,895,201	$ 2,523,863
Brokerage fees and expenses	377,195	1,300,472	712,620
Greenhaven Continuous Commodity Index Master Fund
Operating Expenses and Offering Costs [Line Items]
Management fees paid to managing owner as percantage of NAV of fund	0.85%
Management fee to related party	4,637,997	5,895,201	2,523,863
Percentage Of Brokerage Commissions and Fees Charge On Nav	0.20%
Percentage Of Accrued Brokerage Commissions and Fees	0.20%
Brokerage fees and expenses	$ 377,195	$ 1,300,472	$ 712,620

Termination (Details Textual)	12 Months Ended
Dec. 31, 2012
Termination [Abstract]
Percentage of net asset value shares held by shareholder	75.00%
Notice Period as per date of termination	90 days

Net Asset Value and Financial Highlights (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Asset Value
Net asset value per Limited Share, beginning of year	$ 29.96		$ 32.88		$ 26.22
Net realized and change in unrealized gain (loss) from investments	$ (0.85)		$ (2.59)		$ 6.93
Net investment loss	$ (0.26)		$ (0.33)		$ (0.27)
Net increase (decrease) in net assets from operations	$ (1.11)		$ (2.92)		$ 6.66
Net asset value per Limited Share, end of year	$ 28.85		$ 29.96		$ 32.88
Market value per Limited Share, beginning of year	$ 29.96		$ 32.95		$ 26.32
Market value per Limited Share, end of year	$ 28.83		$ 29.96		$ 32.95
Ratio to average net assets (i)
Net investment loss	(0.86%)	[1]	(0.99%)	[1]	(0.98%)	[1]
Total expenses	0.92%	[1]	1.04%	[1]	1.09%	[1]
Total Return, at Net Asset Value (ii)	(3.70%)	[2]	(8.88%)	[2]	25.40%	[2]
Total Return, at market value (ii)	(3.77%)	[2]	(9.07%)	[2]	25.19%	[2]

[1]	Percentages are annualized.
[2]	Percentages are not annualized.